Average Annual Total Returns - iShares ESG Advanced High Yield Corporate Bond ETF	Mar. 01, 2021
Markit iBoxx USD Liquid High Yield ex-Oil and Gas Index (Index returns do not reflect deductions for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.09%	[1]
Since Inception	7.46%	[1]
Bloomberg Barclays MSCI US High Yield Choice ESG Screened Index (Index returns do not reflect deductions for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.39%	[1]
Since Inception		[1]
iShares ESG Advanced High Yield Corporate Bond ETF
Average Annual Return:
1 Year	5.73%
Since Inception	7.06%
Inception Date	Jun. 14, 2016
iShares ESG Advanced High Yield Corporate Bond ETF | After Taxes on Distributions
Average Annual Return:
1 Year	3.52%
Since Inception	4.61%	[2]
iShares ESG Advanced High Yield Corporate Bond ETF | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	3.31%	[2]
Since Inception	4.32%	[2]

[1]	On September 15, 2020, the Fund’s Underlying Index changed from the Markit iBoxx USD Liquid High Yield ex-Oil and Gas Index to the Bloomberg Barclays MSCI US High Yield Choice ESG Screened Index. The inception date of the Bloomberg Barclays MSCI US High Yield Choice ESG Screened Index was July 1, 2019.
[2]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.